VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	WRL Series Annuity Account

File No. 811-5672, CIK: 0000841056

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), WRL Series Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Transamerica Series Trust, Fidelity Variable Insurance Products Fund, ProFunds and Access One Trust, constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 3/3/2011, Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 2/25/2011 and 2/22/2011, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384).

•	On 3/10/2011, ProFunds filed its semi annual report with the Commission via EDGAR (CIK: 0001039803).

•	On 1/3/2011, Access One Trust, filed its annual report with the Commission via EDGAR (CIK: 1301123)

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Western Reserve Life Assurance Co. of Ohio